SCUDDER
                                                                     INVESTMENTS

                             State Tax-Free Income Funds
                             Classes A, B and C

Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                             Scudder California Tax-Free Income Fund
                             January 1, 2004

                             Scudder Florida Tax-Free Income Fund
                             January 1, 2004

                             Scudder Massachusetts Tax-Free Fund
                             August 1, 2003, as revised January 1, 2004

                             Scudder New York Tax-Free Income Fund
                             January 1, 2004









As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

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Contents
--------------------------------------------------------------------------------


   How the Funds Work                          How to Invest in the Funds

     4  Scudder California Tax-Free             49  Choosing a Share Class
        Income Fund
                                                55  How to Buy Shares
    11  Scudder Florida Tax-Free
        Income Fund                             56  How to Exchange or Sell
                                                    Shares
    18  Scudder Massachusetts
        Tax-Free Fund                           57  Policies You Should Know
                                                    About
    26  Scudder New York Tax-Free
        Income Fund                             66  Understanding Distributions
                                                    and Taxes
    33  Other Policies and Risks

    34  Who Manages and Oversees
        the Funds

    36  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                              |  Class A     Class B     Class C

                               ticker symbol  |  KCTAX       KCTBX       KCTCX

                               fund number    |  009         209         309

  Scudder California Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from California State and federal income taxes.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is free from federal and California State income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include industrial development bonds, municipal lease obligations and investments representing an interest therein.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other from economic outlooks, possible interest rate movements and yield levels across varying maturities to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between five and nine years.


CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

In addition, they may use various types of derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) In addition to the general risks associated with changing interest rates, the fund may also be subject to additional specific risks. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Prepayment may reduce the fund's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the fund's effective duration and reducing the value of the security.

Credit Risk. A fund purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for California taxpayers who are in a moderate to high tax bracket and who are interested in a long-term investment that seeks to generate tax-free income.

Industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality. In addition, certain municipal lease obligations may be considered illiquid and thus, more likely to default or become difficult to sell because they carry limited credit backing.

Focused Investing Risk. The fact that the fund may focus on investments from a single state or sector of the municipal securities market increases risk, because factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, California residents' high sensitivity to taxes could make it hard to raise taxes in order to meet obligations or the state's economy could be hurt by natural disasters.

Due to a variety of factors, many local California municipalities, as well as the state, have experienced credit rating downgrades during the 2001-2003 timeframe. In December 2002, the ratings of the state's general obligation bonds were reduced by Standard & Poor's and Fitch. In the summer of 2003, the ratings of Standard & Poor's and Moody's were reduced. In December 2003, Moody's again reduced its rating of the state's general obligation bonds, citing concerns over the state's recent action to cut vehicle license fees, as well as the state's continuing inability to reach political consensus on solutions to its budget and financial difficulties. As of December 11, 2003, California's general obligation bond credit ratings were "BBB" by Standard and Poor's, "Baa1" by Moody's and "A" by Fitch. Should the financial condition of California deteriorate further, its credit ratings could be reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected. For more information, see the Statement of Additional Information, under "State Specific Risk Factors."

Market Risk. Deteriorating conditions might cause a general weakness in the municipal securities market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a large number of issuers.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors or in their municipal securities selections generally

o political or legal actions could change the way the fund's dividends are treated for tax purposes

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk is generally greater for junk bonds than for investment-grade bonds

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class B and C is May 31, 1994. The performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charges of Class B and C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder California Tax-Free Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1993       12.59
1994       -5.47
1995       19.48
1996        2.98
1997        8.59
1998        6.02
1999       -3.70
2000       12.97
2001        2.73
2002       10.00

2003 Total Return as of September 30: 2.48%

For the periods included in the bar chart:

Best Quarter: 7.68%, Q1 1995                      Worst Quarter: -4.51%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                      5.05           4.50          5.72
--------------------------------------------------------------------------------
  Return after Taxes on Distributions      5.05           4.40          5.46
--------------------------------------------------------------------------------
  Return after Taxes on                    4.69           4.46          5.45
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)              6.07           4.44          5.36
--------------------------------------------------------------------------------
Class C (Return before Taxes)              7.81           4.27          5.07
--------------------------------------------------------------------------------
Index (reflects no deductions for          9.60           6.06          6.71
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.scudder.com.










--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)        4.50%         4.00%        2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on        4.50          None         1.00
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge      None^1        4.00         1.00
(Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                0.53%         0.53%        0.53%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees             0.18          0.99         0.98
--------------------------------------------------------------------------------
Other Expenses^2                              0.07          0.10         0.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses^3, ^4         0.78          1.62         1.59
--------------------------------------------------------------------------------

^1 The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

^2 Restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

^3 Through September 30, 2005, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees and organizational and offering expenses.

^4 In addition to the fee cap described above, through September 30, 2004 the fund's advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the fund's total operating expenses at 1.51% and 1.55% for Classes B and C, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $526          $688           $864        $1,373
--------------------------------------------------------------------------------
Class B shares                565           811          1,081         1,490
--------------------------------------------------------------------------------
Class C shares                360           597            957         1,970
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $526          $688           $864        $1,373
--------------------------------------------------------------------------------
Class B shares                165           511            881         1,490
--------------------------------------------------------------------------------
Class C shares                260           597            957         1,970
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              |  Class A     Class B     Class C

                               ticker symbol  |  KFLAX       KFLBX       KFLCX

                               fund number    |  027         227         327

  Scudder Florida Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from federal income taxes.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is free from federal and Florida income tax, if any. In addition, the fund normally invests at least 65% of net assets in municipal securities and other securities that are exempt from the Florida intangibles tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include industrial development bonds, municipal lease obligations and investments representing an interest therein.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks, possible interest rate movements and yield levels across varying maturities to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.


--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade

(i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between five and nine years.

In addition, they may use various types of derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) In addition to the general risks associated with changing interest rates, the fund may also be subject to additional specific risks. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Prepayment may reduce the fund's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the fund's effective duration and reducing the value of the security.

Credit Risk. A fund purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for Florida residents who can invest for the long-term and who are interested in tax-free income.

Industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

Focused Investing Risk. The fact that the fund may focus on investments from a single state or sector of the municipal securities market increases risk, because factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's agricultural, retirement-related or tourism industries could experience cyclical downturns or long-term erosion, hurting the local economy.

Market Risk. Deteriorating conditions might cause a general weakness in the municipal securities market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a large number of issuers.

Intangibles Tax Risk. While the fund will generally seek investments that will permit the fund's shares to be exempt from the Florida intangibles tax, there is no assurance that the exemption will be available. To qualify for the exemption, at least 90% of the fund's assets must be in exempt investments at year end.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors or in their municipal securities selections generally

o political or legal actions could change the way the fund's dividends are treated for tax purposes

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk is generally greater for junk bonds than for investment-grade bonds

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how the fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class B and C is May 31, 1994. The performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charges of Class B and C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A and will vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Florida Tax-Free Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1993       13.50
1994       -3.91
1995       18.40
1996        2.70
1997        8.67
1998        5.48
1999       -4.22
2000       11.31
2001        4.37
2002        9.73


2003 Total Return as of September 30: 3.40%

For the periods included in the bar chart:

Best Quarter: 7.08%, Q1 1995              Worst Quarter: -4.85%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                     4.79           4.25          5.66
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     4.79           4.13          5.41
--------------------------------------------------------------------------------
  Return after Taxes on                   4.45           4.22          5.39
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)             5.84           4.16          5.26
--------------------------------------------------------------------------------
Class C (Return before Taxes)             7.68           4.10          5.16
--------------------------------------------------------------------------------
Index (reflects no deductions for         9.60           6.06          6.71
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

Total return for 1993 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.scudder.com.










--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge            4.50%          4.00%         2.00%
(Load)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed        4.50           None          1.00
on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales          None^1         4.00          1.00
Charge (Load) (as % of redemption
proceeds)
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.55%           0.55%         0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees          0.19           0.99          1.00
--------------------------------------------------------------------------------
Other Expenses^2                           0.20           0.21          0.22
--------------------------------------------------------------------------------
Total Annual Operating Expenses^3, ^4      0.94           1.75          1.77
--------------------------------------------------------------------------------

^1 The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

^2 Restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

^3 Through September 30, 2005, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees and organizational and offering expenses.

^4 In addition to the fee cap described above, through September 30, 2004 the fund's advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the fund's total operating expenses at 1.48% and 1.62% for Classes B and C, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $542          $736           $947        $1,553
--------------------------------------------------------------------------------
Class B shares                578           851          1,149         1,651
--------------------------------------------------------------------------------
Class C shares                378           652          1,050         2,163
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $542          $736           $947        $1,553
--------------------------------------------------------------------------------
Class B shares                178           551            949         1,651
--------------------------------------------------------------------------------
Class C shares                278           652          1,050         2,163
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             |  Class A     Class B     Class C

                              ticker symbol  |  SQMAX       SQMBX       SQMCX

                              fund number    |  412         612         712

  Scudder Massachusetts Tax-Free Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks income that is exempt from Massachusetts personal and federal income taxes. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Massachusetts municipal securities. For purposes of this 80% requirement, Massachusetts municipal securities are securities whose income is exempt from federal and Massachusetts personal income taxes, which may include securities of issuers located outside Massachusetts. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include industrial development bonds, municipal lease obligations and investments representing an interest in either of these instruments.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities and changes in supply and demand within the municipal bond market.


--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES This fund normally invests at least 75% of net assets in municipal securities of the top four grades of credit quality. The fund could invest up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields but also have higher volatility and higher risk of default on payments of interest or principal.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5 and 9 years.

In addition, they may use various types of derivative instruments (contracts whose value is based on, for example, indices, commodities or securities), for purposes including hedging or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) In addition to the general risks associated with changing interest rates, the fund may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Prepayment may reduce the fund's income. As interest rates increase, principal payments that are slower than expected may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the fund's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for Massachusetts taxpayers who are in a moderate to high tax bracket and who are interested in tax-free income.

Focused Investing Risk. The fact that the fund may focus on investments from a single state or sector of the municipal securities market increases risk, because factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's technology or biotech industries could experience a downturn or fail to develop as expected, hurting the local economy. Recently, many states, including Massachusetts, have faced severe fiscal difficulties due to the current economic downturn, increased expenditures on domestic security and reduced monetary support from the federal government. Over time, these issues may have the ability to impair a state's ability to repay its obligations.

Market Risk. Deteriorating conditions might cause a general weakness in the municipal securities market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Non-Diversification Risk. The fund is classified as non-diversified; it can invest a larger percentage of its assets in a given security than a diversified fund. Thus, the performance of each portfolio holding may have a bigger impact on performance than a fund with more holdings.

Derivatives Risk. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors.

o political or legal actions could change the way the fund's dividends are treated for tax purposes

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk is generally greater for junk bonds than for investment grade bonds

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns shown would be lower. The table on the next page shows how fund performance compares with that of a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is June 18, 2001. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges of Class A, B or C, as applicable. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are estimates shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Massachusetts Tax-Free Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1993       13.97
1994       -6.45
1995       17.57
1996        3.79
1997        8.24
1998        5.91
1999       -2.55
2000       10.61
2001        4.05
2002       10.63

2003 Total Return as of June 30: 2.61%

For the periods included in the bar chart:

Best Quarter: 7.41%, Q1 1995              Worst Quarter: -6.15%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                    5.65            4.65           5.86
--------------------------------------------------------------------------------
  Return after Taxes on                  5.63            4.62           5.82
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  3.56            4.53           5.71
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)            6.65            4.60           5.50
--------------------------------------------------------------------------------
Class C (Return before Taxes)            8.59            4.59           5.42
--------------------------------------------------------------------------------
Index (reflects no deductions for        9.60            6.06           6.71
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

Total returns for 1992 through 1996 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.scudder.com.










--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge            4.50%          4.00%          2.00%
(Load)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed        4.50           None           1.00
on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)       None*          4.00           1.00
(as a % of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             0.58%          0.58%          0.58%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.21           0.99           1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.18           0.23           0.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses**          0.97           1.80           1.79
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at fixed rate administrative fees of 0.175%, 0.225% and 0.200% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

     Through September 30, 2003, Other Expenses and Total Annual Operating Expenses are estimated to be as shown in the table for Class A, Class B and Class C shares. After September 30, 2003, Other Expenses are estimated to be 0.15%, 0.16% and 0.15% (annualized) for Class A, Class B and Class C shares, and, after giving effect to the expense waiver, Total Annual Operating Expenses are estimated to be 0.94%, 1.73% and 1.73% (annualized) for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares             $545           $745           $962        $1,586
--------------------------------------------------------------------------------
Class B shares              583            866          1,175         1,697
--------------------------------------------------------------------------------
Class C shares              380            658          1,060         2,184
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares             $545           $745           $962        $1,586
--------------------------------------------------------------------------------
Class B shares              183            566            975         1,697
--------------------------------------------------------------------------------
Class C shares              280            658          1,060         2,184
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              |  Class A     Class B     Class C

                               ticker symbol  |  KNTAX       KNTBX       KNTCX

                               fund number    |  026         226         326

  Scudder New York Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from New York State and New York City personal income taxes and federal income taxes.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is free from federal and New York State personal income tax. In addition, the fund invests at least 65% of net assets in municipal securities and other securities that are exempt from New York City personal income taxes. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include industrial development bonds, municipal lease obligations and investments representing an interest therein.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks, possible interest rate movements and yield levels across varying maturities to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between five and nine years.

In addition, they may use various types of derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) In addition to the general risks associated with changing interest rates, the fund may also be subject to additional specific risks. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Prepayment may reduce the fund's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the fund's effective duration and reducing the value of the security.

Credit Risk. A fund purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for New York resident taxpayers who are investing for the long term and are interested in tax-free income.

Industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

Focused Investing Risk. The fact that the fund may focus on investments from a single state or sector of the municipal securities market increases risk, because factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, a downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such crises before.

The fund's ability to achieve its goal depends upon the ability of the issuers of New York municipal securities to repay their debt. New York State and New York City have at times faced serious economic problems that have adversely affected New York municipal issuers. In particular, New York City and New York State have suffered financial difficulties resulting from the terrorist attack on the World Trade Center on September 11, 2001.

A credit rating downgrade of one of these issuers could affect the market values and marketability of some New York municipal securities and hurt the fund's performance. As a result, the fund may be more volatile than a more geographically diversified municipal fund. Furthermore, if the fund has difficulty finding attractive New York municipal securities to purchase, the amount of the fund's income that is subject to New York taxes could increase.

Market Risk. Deteriorating conditions might cause a general weakness in the municipal securities market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a large number of issuers.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors or in their municipal securities selections generally

o political or legal actions could change the way the fund's dividends are treated for tax purposes

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk is generally greater for junk bonds than for investment-grade bonds

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class B and C is May 31, 1994. The performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charges of Class B and C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder New York Tax-Free Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1993       12.95
1994       -4.95
1995       17.98
1996        2.54
1997        8.89
1998        6.00
1999       -4.15
2000       12.10
2001        3.74
2002       10.11

2003 Total Return as of September 30: 3.06%

For the periods included in the bar chart:

Best Quarter: 6.44%, Q1 1995              Worst Quarter: -4.47%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                         1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                    5.15           4.44           5.67
--------------------------------------------------------------------------------
  Return after Taxes on                  5.15           4.32           5.41
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  4.70           4.37           5.39
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)            6.06           4.38           5.28
--------------------------------------------------------------------------------
Class C (Return before Taxes)            8.10           4.36           5.17
--------------------------------------------------------------------------------
Index (reflects no deductions for        9.60           6.06           6.71
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.scudder.com.










--------------------------------------------------------------------------------

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge           4.50%          4.00%         2.00%
(Load)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed        4.50           None          1.00
on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales          None^1         4.00          1.00
Charge (Load) (as % of redemption
proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.54%          0.54%         0.54%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees          0.17           0.98          0.98
--------------------------------------------------------------------------------
Other Expenses^2                           0.10           0.14          0.10
--------------------------------------------------------------------------------
Total Annual Operating Expenses^3, ^4      0.81           1.66          1.62
--------------------------------------------------------------------------------

^1 The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

^2 Restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

^3 Through September 30, 2005, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees and organizational and offering expenses.

^4 In addition to the fee cap described above, through September 30, 2004 the fund's advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the fund's total operating expenses at 1.49% and 1.56% for Classes B and C, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $529          $697           $879        $1,407
--------------------------------------------------------------------------------
Class B shares                569           823          1,102         1,530
--------------------------------------------------------------------------------
Class C shares                362           606            972         2,003
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $529          $697           $879        $1,407
--------------------------------------------------------------------------------
Class B shares                169           523            902         1,530
--------------------------------------------------------------------------------
Class C shares                263           606            972         2,003
--------------------------------------------------------------------------------

Other Policies and Risks

While the sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy of investing at least 80% of net assets in municipal securities exempt from federal income tax and state income tax of the named state for each fund cannot be changed without shareholder approval.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities or other short-term bonds that offer comparable levels of risk. This could prevent losses, but would mean that the fund would not be pursuing its goal. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions. Temporary investments may be taxable.

o The advisor measures credit quality at the time it buys securities, using independent rating agencies or, for unrated securities, its judgment that the securities are of equivalent quality. All securities must meet the credit quality standards applied by the advisor. If a security's credit quality declines, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of each fund's Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

---------------------------------------------------------------------
Fund Name                                             Fee Paid
---------------------------------------------------------------------
Scudder California Tax-Free Income Fund                0.53%
---------------------------------------------------------------------
Scudder Florida Tax-Free Income Fund                   0.55%
---------------------------------------------------------------------
Scudder Massachusetts Tax-Free Fund                    0.58%
---------------------------------------------------------------------
Scudder New York Tax-Free Income Fund                  0.54%
---------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund.

Scudder California Tax-Free Income Fund      Scudder Massachusetts Tax-Free Fund

  Philip G. Condon                             Philip G. Condon
  Managing Director of Deutsche Asset          Managing Director of Deutsche
  Management and Co-Lead Portfolio Manager     Asset Management and Lead
  of the fund.                                 Portfolio Manager of the fund.
   o   Joined Deutsche Asset Management in      o   Joined Deutsche Asset
       1983 and the fund in 2000.                   Management in 1983 and the
   o   Over 27 years of investment industry         fund in 1989.
       experience.                              o   Over 27 years of investment
   o   MBA, University of Massachusetts at          industry experience.
       Amherst.                                 o   MBA, University of
                                                    Massachusetts at Amherst.
  Eleanor R. Brennan
  CFA, Director of Deutsche Asset              Rebecca L. Wilson
  Management and Co-Lead Portfolio Manager     Vice President of Deutsche Asset
  of the fund.                                 Management and Portfolio Manager
   o   Joined Deutsche Asset Management in     of the fund.
       1995 and the fund in 1999.               o   Joined Deutsche Asset
   o   Over 17 years of investment industry         Management in 1986 and the
       experience.                                  fund in 1999.
   o   MS, Drexel University.                   o   Over 18 years of investment
                                                    industry experience.
  Matthew J. Caggiano
  CFA, Director of Deutsche Asset            Scudder New York Tax-Free Income
  Management and Portfolio Manager of
  the fund.                                    Philip G. Condon
   o   Joined Deutsche Asset Management in     Managing Director of Deutsche
       1989 and the fund in 1999.              Asset Management and Co-Lead
   o   14 years of investment industry         Portfolio Manager of the fund.
       experience.                              o   Joined Deutsche Asset
   o   MS, Boston College.                          Management in 1983 and the
                                                    fund in 2000.
Scudder Florida Tax-Free Income Fund            o   Over 27 years of investment
                                                    industry experience.
  Philip G. Condon                              o   MBA, University of
  Managing Director of Deutsche Asset               Massachusetts at Amherst.
  Management and Co-Lead Portfolio Manager
  of the fund.                                 Ashton P. Goodfield
   o   Joined Deutsche Asset Management in     CFA, Managing Director of
       1983 and the fund in 2000.              Deutsche Asset Management and
   o   Over 27 years of investment industry    Co-Lead Portfolio Manager of the
       experience.                             fund.
   o   MBA, University of Massachusetts at      o   Joined Deutsche Asset
       Amherst.                                     Management in 1986 and the
                                                    fund in 1999.
  Eleanor R. Brennan                            o   Over 17 years of investment
  CFA, Director of Deutsche Asset                   industry experience.
  Management and Co-Lead Portfolio Manager
  of the fund.                                 Eleanor R. Brennan
   o   Joined Deutsche Asset Management in     CFA, Director of Deutsche Asset
       1995 and the fund in 1998.              Management and Portfolio Manager
   o   Over 17 years of investment industry    of the fund.
       experience.                              o   Joined Deutsche Asset
   o   MS, Drexel University.                       Management in 1995 and the
                                                    fund in 1999.
  Rebecca L. Wilson                             o   Over 17 years of investment
  Vice President of Deutsche Asset                  industry experience.
  Management and Portfolio Manager of           o   MS, Drexel University.
  the fund.
   o   Joined Deutsche Asset Management in
       1986 and the fund in 1998.
   o   Over 18 years of investment industry
       experience.

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund has been audited by Ernst & Young LLP, independent auditors, and the information for Scudder Massachusetts Tax-Free Fund has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the last page).

Scudder California Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended August 31,                 2003    2002^a    2001    2000     1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 7.66   $ 7.60   $ 7.30  $ 7.10   $ 7.65
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  .34      .34      .35     .34      .34
--------------------------------------------------------------------------------
  Net realized and unrealized gain     (.24)      .05      .30     .20    (.41)
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       .10      .39      .65     .54    (.07)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.34)    (.33)    (.35)   (.34)    (.34)
--------------------------------------------------------------------------------
  Net realized gains on investment        --       --       --      --    (.14)
  transactions
--------------------------------------------------------------------------------
  Total distributions                  (.34)    (.33)    (.35)   (.34)    (.48)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 7.42   $ 7.66   $ 7.60  $ 7.30   $ 7.10
--------------------------------------------------------------------------------
Total Return (%)^b                      1.27     5.43     9.15    7.97   (1.07)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)   677      720      753     767      855
--------------------------------------------------------------------------------
Ratio of expenses before expense         .79      .81    .88^c     .85      .82
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense          .79      .81    .87^c     .84      .82
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)      4.40     4.55     4.69    4.98     4.60
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               33       24       26      57       62
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 4.54% to 4.55%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .87% and .86%, respectively.

Scudder California Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                 2003    2002^a    2001    2000     1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 7.67   $ 7.61   $ 7.31  $ 7.11   $ 7.66
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  .27      .28      .29     .29      .28
--------------------------------------------------------------------------------
  Net realized and unrealized gain     (.24)      .05      .30     .20    (.41)
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       .03      .33      .59     .49    (.13)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.27)    (.27)    (.29)   (.29)    (.28)
--------------------------------------------------------------------------------
  Net realized gains on investment        --       --       --      --    (.14)
  transactions
--------------------------------------------------------------------------------
  Total distributions                  (.27)    (.27)    (.29)   (.29)    (.42)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 7.43   $ 7.67   $ 7.61  $ 7.31   $ 7.11
--------------------------------------------------------------------------------
Total Return (%)^b                       .40     4.51     8.28    7.14   (1.90)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)    24       30       33      33       37
--------------------------------------------------------------------------------
Ratio of expenses before expense        1.65     1.65   1.70^c    1.64     1.65
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         1.65     1.65   1.69^c    1.63     1.65
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)      3.54     3.71     3.87    4.19     3.75
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               33       24       26      57       62
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.70% to 3.71%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.69%, respectively.

Scudder California Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                 2003    2002^a    2001    2000     1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 7.62   $ 7.55   $ 7.26  $ 7.05   $ 7.60
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  .27      .27      .29     .29      .28
--------------------------------------------------------------------------------
  Net realized and unrealized gain     (.25)      .06      .29     .21    (.41)
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       .02      .33      .58     .50    (.13)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.27)    (.26)    (.29)   (.29)    (.28)
--------------------------------------------------------------------------------
  Net realized gains on investment        --       --       --      --    (.14)
  transactions
--------------------------------------------------------------------------------
  Total distributions                  (.27)    (.26)    (.29)   (.29)    (.42)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 7.37   $ 7.62   $ 7.55  $ 7.26   $ 7.05
--------------------------------------------------------------------------------
Total Return (%)^b                       .20     4.56     8.19    7.34   (1.91)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)     8        7       10       5        4
--------------------------------------------------------------------------------
Ratio of expenses before expense        1.69     1.69   1.72^c    1.64     1.68
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         1.69     1.69   1.69^c    1.63     1.68
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)      3.50     3.67     3.85    4.19     3.71
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               33       24       26      57       62
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.66% to 3.67%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.69%, respectively.

Scudder Florida Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
  Years Ended August 31,                    2003   2002^a   2001    2000    1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $10.56  $10.40  $ 9.85  $ 9.72  $10.62
--------------------------------------------------------------------------------
Income (loss) from investment operations:    .44     .45     .46     .45     .47
  Net investment income
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) (.21) .15 .57 .13 (.68) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           .23     .60    1.03     .58   (.21)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.43)   (.44)   (.48)   (.45)   (.47)
--------------------------------------------------------------------------------
  Net realized gains on investment            --      --      --      --   (.22)
  transactions
--------------------------------------------------------------------------------
  Total distributions                      (.43)   (.44)   (.48)   (.45)   (.69)
--------------------------------------------------------------------------------
Net asset value, end of period            $10.36  $10.56  $10.40  $ 9.85  $ 9.72
--------------------------------------------------------------------------------
Total Return (%)^b                          2.21    6.05   10.77    6.15  (2.13)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)        64      68      66      70      85
--------------------------------------------------------------------------------
Ratio of expenses before expense             .84     .89   .91^c    1.00     .88
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense              .84     .89   .89^c     .99     .88
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          4.16    4.38    4.67    4.80    4.57
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   42      14      13      21      56
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.005, decrease net realized and unrealized gain (loss) per share by $.005, and increase the ratio of net investment income to average net assets from 4.33% to 4.38%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .89% and .87%, respectively.

Scudder Florida Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                     2003   2002^a   2001    2000    1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $10.54  $10.38  $ 9.83  $ 9.71  $10.60
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                      .35     .37     .38     .38     .39
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) (.21) .14 .56 .12 (.67) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           .14     .51     .94     .50   (.28)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.34)   (.35)   (.39)   (.38)   (.39)
--------------------------------------------------------------------------------
  Net realized gains on investment            --      --      --      --   (.22)
  transactions
--------------------------------------------------------------------------------
  Total distributions                      (.34)   (.35)   (.39)   (.38)   (.61)
--------------------------------------------------------------------------------
Net asset value, end of period            $10.34  $10.54  $10.38  $ 9.83  $ 9.71
--------------------------------------------------------------------------------
Total Return (%)^b                          1.35    5.16    9.77    5.32  (2.85)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         5       5       6       6       6
--------------------------------------------------------------------------------
Ratio of expenses before expense            1.69    1.71  1.79^c    1.77    1.69
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense             1.69    1.71  1.74^c    1.76    1.69
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          3.31    3.56    3.82    4.03    3.76
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   42      14      13      21      56
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.005, decrease net realized and unrealized gain (loss) per share by $.005, and increase the ratio of net investment income to average net assets from 3.51% to 3.56%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.75% and 1.73%, respectively.

Scudder Florida Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                    2003   2002^a    2001    2000    1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $10.55  $10.38  $ 9.83  $ 9.71  $10.60
--------------------------------------------------------------------------------
Income (loss) from investment operations:    .35     .37     .37     .38     .39
  Net investment income
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) (.22) .14 .56 .12 (.67) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           .13     .51     .93     .50   (.28)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.34)   (.34)   (.38)   (.38)   (.39)
--------------------------------------------------------------------------------
  Net realized gains on investment            --      --      --      --   (.22)
  transactions
--------------------------------------------------------------------------------
  Total distributions                      (.34)   (.34)   (.38)   (.38)   (.61)
--------------------------------------------------------------------------------
Net asset value, end of period            $10.34  $10.55  $10.38  $ 9.83  $ 9.71
--------------------------------------------------------------------------------
Total Return (%)^b                          1.25    5.12    9.69    5.34  (2.84)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         2       1      .9       1       1
--------------------------------------------------------------------------------
Ratio of expenses before expense           1.68    1.70   1.97^c    1.74    1.68
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense            1.68    1.70   1.84^c    1.73    1.68
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          3.32    3.57    3.73    4.06    3.76
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   42      14      13      21      56
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.005, decrease net realized and unrealized gain (loss) per share by $.005, and increase the ratio of net investment income to average net assets from 3.52% to 3.57%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.85% and 1.83%, respectively.

Scudder Massachusetts Tax-Free Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended March 31,                                           2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $14.10   $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           .66      .53
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment           .71    (.19)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                               1.37      .34
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.66)    (.53)
--------------------------------------------------------------------------------
  Net realized gain on investment transactions                  (.01)       --
--------------------------------------------------------------------------------
  Total from investment operations                              (.67)    (.53)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.80   $14.10
--------------------------------------------------------------------------------
Total Return (%)^b                                               9.88   2.34**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             14        3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .97    1.02*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                               4.51    4.69*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        37       30
--------------------------------------------------------------------------------

^a For the period from June 18, 2001 (commencement of sales of Class A shares) to March 31, 2002.

^b   Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder Massachusetts Tax-Free Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended March 31,                                          2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $14.10   $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           .54      .44
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment           .70    (.19)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                               1.24      .25
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.54)    (.44)
--------------------------------------------------------------------------------
  Net realized and gain on investment transactions              (.01)       --
--------------------------------------------------------------------------------
  Total from investment operations                              (.55)    (.44)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.79   $14.10
--------------------------------------------------------------------------------
Total Return (%)^b                                               8.89   1.76**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                              7        2
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            1.80    1.82*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                               3.68    3.89*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        37       30
--------------------------------------------------------------------------------

^a For the period from June 18, 2001 (commencement of sales of Class B shares) to March 31, 2002.

^b   Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder Massachusetts Tax-Free Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended March 31,                                          2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $14.11   $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           .54      .44
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment           .70    (.18)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                               1.24      .26
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.54)    (.44)
--------------------------------------------------------------------------------
  Net realized gain on investment transactions                  (.01)       --
--------------------------------------------------------------------------------
  Total from investment operations                              (.55)    (.44)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.80   $14.11
--------------------------------------------------------------------------------
Total Return (%)^b                                               8.91   1.82**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                              4        1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            1.79    1.79*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                               3.69    3.92*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        37       30
--------------------------------------------------------------------------------

^a For the period from June 18, 2001 (commencement of sales of Class C shares) to March 31, 2002.

^b   Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder New York Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
  Years Ended August 31,                   2003   2002^a    2001    2000    1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $11.12  $11.03  $10.39  $10.22  $11.11
--------------------------------------------------------------------------------
Income (loss) from investment operations:    .46     .47     .47     .47     .49
  Net investment income
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) (.24) .09 .64 .17 (.63) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           .22     .56    1.11     .64   (.14)
--------------------------------------------------------------------------------
Less distributions from:                   (.46)   (.47)   (.47)   (.47)   (.49)
  Net investment income
--------------------------------------------------------------------------------
  Net realized gains on investment            --      --      --      --   (.26)
  transactions
--------------------------------------------------------------------------------
  Total distributions                      (.46)   (.47)   (.47)   (.47)   (.75)
--------------------------------------------------------------------------------
Net asset value, end of period            $10.88  $11.12  $11.03  $10.39  $10.22
--------------------------------------------------------------------------------
Total Return (%)^b                          1.99    5.31   10.91    6.50  (1.52)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)       169     183     188     201     236
--------------------------------------------------------------------------------
Ratio of expenses before expense            .85     .85    .94^c     .89     .88
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense             .85     .85    .92^c     .88     .88
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          4.18    4.36    4.39    4.68    4.49
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   24      24      17      26      69
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001. The effect of this change did not impact the ratio of net investment income to average net assets. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .93% and .92%, respectively.

Scudder New York Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                   2003    2002^a    2001    2000    1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period     $11.13   $11.04  $10.40  $10.23  $11.13
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                     .37      .38     .39     .38     .39
--------------------------------------------------------------------------------
  Net realized and unrealized gain        (.23)      .09     .64     .17   (.64)
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations          .14      .47    1.03     .55   (.25)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.37)    (.38)   (.39)   (.38)   (.39)
--------------------------------------------------------------------------------
  Net realized gains on investment           --       --      --      --   (.26)
  transactions
--------------------------------------------------------------------------------
  Total distributions                     (.37)    (.38)   (.39)   (.38)   (.65)
--------------------------------------------------------------------------------
Net asset value, end of period           $10.90    11.13  $11.04  $10.40  $10.23
--------------------------------------------------------------------------------
Total Return (%)^b                         1.22     4.41   10.07    5.60  (2.44)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)       10       12      14      12      14
--------------------------------------------------------------------------------
Ratio of expenses before expense          1.71     1.71   1.73^c    1.71    1.73
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense           1.71     1.71   1.70^c    1.70    1.73
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)         3.32     3.51    3.60    3.86    3.64
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                  24       24      17      26      69
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.50% to 3.51%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.71% and 1.70%, respectively.

Scudder New York Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                   2003    2002^a    2001    2000    1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period     $11.11   $11.02  $10.38  $10.21  $11.10
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                     .37      .38     .39     .39     .40
--------------------------------------------------------------------------------
  Net realized and unrealized gain        (.23)      .09     .64     .17   (.63)
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations          .14      .47    1.03     .56   (.23)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.37)    (.38)   (.39)   (.39)   (.40)
--------------------------------------------------------------------------------
  Net realized gains on investment           --       --      --      --   (.26)
  transactions
--------------------------------------------------------------------------------
  Total distributions                     (.37)    (.38)   (.39)   (.39)   (.66)
--------------------------------------------------------------------------------
Net asset value, end of period           $10.88   $11.11  $11.02  $10.38  $10.21
--------------------------------------------------------------------------------
Total Return (%)^b                         1.24     4.41   10.16    5.64  (2.33)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)        5        5       4       4       4
--------------------------------------------------------------------------------
Ratio of expenses before expense           1.68     1.69  1.73^c    1.70    1.71
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense            1.68     1.69  1.68^c    1.69    1.71
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)         3.35     3.53    3.62    3.87    3.65
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                  24       24      17      26      69
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.52% to 3.53%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.68%, respectively.

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

This prospectus offers three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial advisor to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

================================================================================
Classes and features                      Points to help you compare
================================================================================
Class A

o Sales charges of up to 4.50% charged    o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual expenses are lower than
                                            those for Class B or Class C
o Up to 0.25% annual shareholder
  service fee
================================================================================
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 1.00% annual distribution/service fee
================================================================================
Class C

o Sales charge of 1.00%, charged when     o The deferred sales charge rate is
  you buy shares                            lower than Class B, but your shares
                                            never convert to Class A, so annual
o Deferred sales charge of 1.00%,           expenses remain higher
  charged when you sell shares you
  bought within the last year

o 1.00% annual distribution/service fee
================================================================================

Your financial advisor will typically be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, each fund's advisor or its affiliates may provide compensation to your financial advisor for distribution, administrative and promotional services.

Class A shares


Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

---------------------------------------------------------------------
                         Front-end Sales     Front-end Sales Charge
                          Charge as a %        as a % of your net
Your investment         of offering price*         investment
---------------------------------------------------------------------
Up to $100,000                 4.50%                  4.71%
---------------------------------------------------------------------
$100,000-$249,999              3.50                   3.63
---------------------------------------------------------------------
$250,000-$499,999              2.60                   2.67
---------------------------------------------------------------------
$500,000-$999,999              2.00                   2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

*    The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $100,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

o you are investing a total of $100,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times and in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial advisor.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

o exchanging an investment in Class A shares of another fund for an investment in the fund

o a current or former director or trustee of the Deutsche or Scudder mutual funds

o an employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares


With Class B shares, you pay no up-front sales charges. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

---------------------------------------------------------------------
Year after you bought shares          CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second or third year                          3.00%
---------------------------------------------------------------------
Fourth or fifth year                          2.00%
---------------------------------------------------------------------
Sixth year                                    1.00%
---------------------------------------------------------------------
Seventh year and later         None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares


Class C shares have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have an up-front sales charge of 1.00%.

---------------------------------------------------------------------
      Front-end Sales Charge as a       Front-end Sales Charge as a
         % of offering price*            % of your net investment
---------------------------------------------------------------------
               1.00%                              1.01%
---------------------------------------------------------------------

*    The offering price includes the sales charge.

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund(s) by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the advisor and/or the distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the advisor and/or the distributor;

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the advisor and/or the distributor; and

o    Reinvestments of dividends or distributions.

Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible for an up-front sales charge waiver.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

---------------------------------------------------------------------
Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                      1.00%
---------------------------------------------------------------------
Second year and later                           None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

Because Class C shares have an up-front sales charge and higher annual expenses, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

==================================================================================
First investment                          Additional investments
==================================================================================

$1,000 or more for regular accounts       $50 or more for regular accounts

                                          $50 or more with an Automatic
                                          Investment Plan
==================================================================================
Through a financial advisor

o Contact your advisor using the method   o Contact your advisor using the
  that's most convenient for you            method that's most convenient for you
==================================================================================
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment check   below

                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
==================================================================================
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
==================================================================================
By phone

Not available                             o Call (800) 621-1048 for instructions
==================================================================================
With an automatic investment plan

Not available                             o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048
==================================================================================
On the Internet

Not available                             o Call (800) 621-1048 to establish
                                            Internet access

                                          o Go to www.scudder.com and log in

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
==================================================================================





--------------------------------------------------------------------------------

Regular mail:
First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

================================================================================
Exchanging into another fund              Selling shares
================================================================================

$1,000 or more to open a new account      Some transactions, including most for
                                          over $100,000, can only be ordered in
$50 or more for exchanges between         writing with a signature guarantee; if
existing accounts                         you're in doubt, see page 60
================================================================================
Through a financial advisor

o Contact your advisor by the method      o Contact your advisor by the method
  that's most convenient for you            that's most convenient for you
================================================================================
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
================================================================================
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your         o a daytime telephone number
  account

o a daytime telephone number
================================================================================
With an automatic exchange plan

o To set up regular exchanges from a      Not available
  fund account, call (800) 621-1048
================================================================================
With an automatic withdrawal plan

Not available                             o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
================================================================================
On the Internet

o Call (800) 621-1048 to establish        o Call (800) 621-1048 to establish
  Internet access                           Internet access

o Go to www.scudder.com and log in        o Go to www.scudder.com and log in

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
================================================================================

Policies You Should Know About


Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by a fund.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in a separate prospectus and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each fund, then we may reject your application and order.

Each fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges).

If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.

The funds generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

Telephone and electronic transactions. You are automatically entitled to telephone transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Each fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, traveler's checks, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders for these or other reasons. However, there is no assurance that these policies will be effective in limiting the practice of market timing in all cases.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares (less any initial sales charge) or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund don't affect CDSCs. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors, Inc., the fund's distributor, that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your investment provider.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the funds calculate share price

To calculate net asset value per share or NAV, each share class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy shares is the NAV, although for Class A and Class C shares it will be adjusted to allow for any applicable sales charges (see "Choosing a Share Class").

The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board that are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for other reasons

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply if you have an automatic investment plan, to investors with $100,000 or more in Scudder fund shares or, in any case, where a fall in share price created the low balance)

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust a fund's investment minimums at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) A fund may not always pay a distribution for a given period.

Each fund has a regular schedule for paying out earnings to shareholders:

o    Income: declared daily and paid monthly

o Short-term and long-term capital gains: November or December or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without applicable sales charges. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

Buying and selling fund shares will usually have tax consequences for you. Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

Dividends from these funds are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal and (for some investors) state and local income tax liability. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable if it came from investments in taxable securities as described in the table below

o because each fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o  capital gains distributions may be taxable as described in the table below

The tax status of any taxable fund earnings, should you receive them, and your own fund transactions, generally depends on their type:

====================================================================
Generally taxed at capital         Generally taxed at ordinary
gain rates:                        income rates:
====================================================================

Taxable distributions from a fund

o gains from the sale of           o gains from the sale of
  securities held by a fund for      securities held by the fund
  more than one year                 for one year or less

o qualified dividend income        o all other taxable income
                                     (except for tax-exempt
                                     interest income)
====================================================================
Transactions involving fund shares

o gains from selling fund shares   o gains from selling fund
  held for more than one year        shares held for one year or
                                     less
====================================================================

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by each fund as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. As they invest primarily in tax-exempt bonds, the funds do not expect a significant portion of fund distributions to be derived from qualified dividend income.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been reduced to 15%. For more information, see the Statement of Additional Information, under "Taxes."

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
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

Notes
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

Notes
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

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To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Scudder Investments                        SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                  Public Reference Section
Chicago, IL 60606-5808                     Washington, D.C. 20549-0102
www.scudder.com                            www.sec.gov
(800) 621-1048                             (202) 942-8090



Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808

                              SEC File Numbers:

SCUDDER                       Scudder California Tax-Free Income Fund   811-3657
INVESTMENTS                   Scudder Florida Tax-Free Income Fund      811-3657
                              Scudder Massachusetts Tax-Free Fund       811-3749
                              Scudder New York Tax-Free Income Fund     811-3657
A Member of
Deutsche Asset Management
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